Impairment/reversal of tangible and intangible assets (Details 3) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Goodwill	€ 1,204	€ 1,320
Europe [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Goodwill	95
Gas & Power [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Goodwill	932	1,025
Gas & Power [Member] | Country Of Domicile [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Goodwill	835	835
Gas & Power [Member] | Foreign Gas Market [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Goodwill	97	190
Gas & Power [Member] | Europe [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Goodwill	€ 95	€ 188